Guarantor and Non-Guarantor Condensed Consolidating Financial Information - Statement of Operations (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Mar. 04, 2017	Nov. 26, 2016	Aug. 27, 2016	May 28, 2016	Feb. 27, 2016	Nov. 28, 2015	Aug. 29, 2015	May 30, 2015	Mar. 04, 2017	Feb. 27, 2016	Feb. 28, 2015
Condensed consolidating statement of operations
Revenues	$ 5,903,385	$ 5,669,111	$ 5,629,559	$ 5,725,485	$ 5,775,276	$ 5,660,635	$ 5,169,082	$ 4,165,244	$ 22,927,540	$ 20,770,237	$ 16,558,195
Costs and expenses:
Cost of revenues	4,554,328	4,424,260	4,387,845	4,496,400	4,453,131	4,377,587	3,950,461	2,997,079	17,862,833	15,778,258	11,838,785
Selling, general and administrative expenses	1,253,144	1,168,646	1,175,430	1,179,775	1,194,311	1,169,319	1,125,178	1,092,363	4,776,995	4,581,171	4,279,280
Lease termination and impairment expenses	25,575	7,199	7,226	5,778	18,870	6,951	9,637	5,019	45,778	40,477	37,204
Interest expense	53,391	50,303	49,703	46,668	37,798	41,014	49,555	57,765	200,065	186,132	116,997
Loss on debt retirements, net							33,205			33,205	18,512
Gain (loss) on sale of assets, net	(6,261)	(225)	(560)	397	(1,782)	2,128	(694)	(258)	(6,649)	(606)	(4,916)
Total costs and expenses	5,880,177	5,650,183	5,619,644	5,729,018	5,702,328	5,596,999	5,167,342	4,151,968	22,879,022	20,618,637	16,285,862
Income (loss) before income taxes	23,208	18,928	9,915	(3,533)	72,948	63,636	1,740	13,276	48,518	151,600	272,333
Income tax expense (benefit)	48,262	(4,682)	3,879	(3,021)	14,872	28,499	900	5,241	44,438	49,512	(1,739,513)
Net income from continuing operations	(25,054)	23,610	6,036	(512)	58,076	35,137	840	8,035	4,080	102,088	2,011,846
Net income (loss) from discontinued operations	3,912	(8,600)	8,737	(4,076)	7,541	24,406	20,629	10,801	(27)	63,377	97,327
Net income	$ (21,142)	$ 15,010	$ 14,773	$ (4,588)	$ 65,617	$ 59,543	$ 21,469	$ 18,836	4,053	165,465	2,109,173
Total other comprehensive income (loss)									5,464	(1,931)	(8,516)
Comprehensive income									9,517	163,534	$ 2,100,657
Reportable legal entity | Rite Aid Corporation (Parent Company Only)
Costs and expenses:
Interest expense									182,282	151,862
Loss on debt retirements, net										33,205
Equity in earnings of subsidiaries, net of tax									(418,261)	(613,974)
Total costs and expenses									(235,979)	(428,907)
Income (loss) before income taxes									235,979	428,907
Net income from continuing operations									235,979	428,907
Net income (loss) from discontinued operations									(231,926)	(263,442)
Net income									4,053	165,465
Total other comprehensive income (loss)									5,464	(1,931)
Comprehensive income									9,517	163,534
Reportable legal entity | Subsidiary Guarantors
Condensed consolidating statement of operations
Revenues									22,821,940	20,765,351
Costs and expenses:
Cost of revenues									17,767,363	15,778,258
Selling, general and administrative expenses									4,763,176	4,572,146
Lease termination and impairment expenses									45,778	40,477
Interest expense									17,796	34,268
Gain (loss) on sale of assets, net									(6,649)	(606)
Equity in earnings of subsidiaries, net of tax									5,101	3,972
Total costs and expenses									22,592,565	20,428,515
Income (loss) before income taxes									229,375	336,836
Income tax expense (benefit)									43,013	49,681
Net income from continuing operations									186,362	287,155
Net income (loss) from discontinued operations									231,899	326,819
Net income									418,261	613,974
Total other comprehensive income (loss)									5,464	(1,931)
Comprehensive income									423,725	612,043
Reportable legal entity | Non-Guarantor Subsidiaries
Condensed consolidating statement of operations
Revenues									223,077	162,620
Costs and expenses:
Cost of revenues									213,225	154,838
Selling, general and administrative expenses									13,541	11,921
Interest expense									(13)	2
Total costs and expenses									226,753	166,761
Income (loss) before income taxes									(3,676)	(4,141)
Income tax expense (benefit)									1,425	(169)
Net income from continuing operations									(5,101)	(3,972)
Net income									(5,101)	(3,972)
Comprehensive income									(5,101)	(3,972)
Eliminations
Condensed consolidating statement of operations
Revenues									(117,477)	(157,734)
Costs and expenses:
Cost of revenues									(117,755)	(154,838)
Selling, general and administrative expenses									278	(2,896)
Equity in earnings of subsidiaries, net of tax									413,160	610,002
Total costs and expenses									295,683	452,268
Income (loss) before income taxes									(413,160)	(610,002)
Net income from continuing operations									(413,160)	(610,002)
Net income									(413,160)	(610,002)
Total other comprehensive income (loss)									(5,464)	1,931
Comprehensive income									$ (418,624)	$ (608,071)